Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting, including Geographic Area Data and Major Customers
Operating Segments

Operating Segments	Years Ended December 31,
(in thousands)	2016	2015	2014
Adjusted operating income by segment:
Issuer Solutions (a)	$525,025	489,151	406,635
Merchant Solutions (b)	307,595	150,225	134,872
Netspend (c)	160,371	137,837	128,285
Corporate Administration and Other	(135,996)	(109,036)	(107,175)
Adjusted segment operating income[1] (d)	856,995	668,177	562,617
Less:
Share-based compensation	43,728	41,549	30,790
TransFirst and Netspend M&A and integration expenses[2]	28,176	-	3,217
Litigation, claims, judgments or settlements	21,719	-	-
Acquisition intangible amortization	189,990	92,521	96,970
Operating income	573,382	534,107	431,640
Nonoperating expenses, net	(112,168)	(37,219)	(38,711)
Income before income taxes and equity in income of equity investments	$461,214	496,888	392,929

Net revenue by segment
Issuer Solutions (e)	$1,515,462	1,473,914	1,291,305
Merchant Solutions (f)	898,533	474,040	435,649
Netspend (g)	663,579	580,377	482,686
Segment net revenue	3,077,574	2,528,331	2,209,640
Less: intersegment revenues	35,698	28,982	16,662
Net revenue[3] (h)	3,041,876	2,499,349	2,192,978
Add: reimbursable items, interchange and assessment expenses	1,128,201	280,192	253,899
Total revenues	$4,170,077	2,779,541	2,446,877

Adjusted segment operating margin on net revenue (non-GAAP):
Issuer Solutions (a)/(e)	34.6%	33.2%	31.5%
Merchant Solutions (b)/(f)	34.2%	31.7%	31.0%
Netspend (c)/(g)	24.2%	23.7%	26.6%

Adjusted segment operating margin on net revenue (d)/(h)	28.2%	26.7%	25.7%

[1]	Adjusted segment operating income excludes acquisition intangible amortization, TransFirst M&A expenses, share-based compensation and expenses associated with Corporate Administration and Other.
[2]	Excludes share-based compensation
[3]

Net revenue is total revenues less reimbursable items (such as postage), as well as, merchant acquiring interchange and assessment fees charged by the card associations or payment networks that are recorded by TSYS as expense..

Depreciation Expenses by segment

Operating Segments	Years Ended December 31,
(in thousands)	2016	2015	2014
Depreciation and amortization:
Issuer Solutions	$141,309	134,436	125,422
Merchant Solutions	25,553	18,268	14,571
Netspend	13,133	10,686	7,509
Segment depreciation and amortization	179,995	163,390	147,502
Acquisition intangible amortization	189,990	92,521	96,970
Corporate Administration and Other	3,561	2,353	2,148
Total depreciation and amortization	$373,546	258,264	246,620

Total Assets by Segment

	As of December 31,
(in thousands)	2016	2015
Issuer Solutions	$5,667,280	3,565,236
Merchant Solutions	3,295,509	689,781
Netspend	1,474,595	1,504,740
Intersegment assets	(4,071,207)	(1,881,862)
Total assets	$6,366,177	3,877,895

Property and Equipment, Net of Accumulated Depreciation and Amortization

	As of December 31,
(in thousands)	2016	2015
United States	$236,913	241,814
Europe	38,866	41,953
Other	6,566	6,131
Total	$282,345	289,898

Revenues Based on Domicile of Company's Customers

	2016
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$1,032,381	1,826,775	660,845	$3,520,001	84.4%
Europe[1]	306,894	227	-	307,121	7.4
Canada[1]	284,028	705	-	284,733	6.8
Mexico	15,334	-	-	15,334	0.4
Other[1]	42,126	762	-	42,888	1.0
Total	$1,680,763	1,828,469	660,845	$4,170,077	100.0%

	2015
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$981,588	548,079	580,377	$2,110,044	75.9%
Europe[1]	304,628	22	-	304,650	11.0
Canada[1]	288,728	355	-	289,083	10.4
Mexico	16,558	-	-	16,558	0.6
Other[1]	58,527	679	-	59,206	2.1
Total	$1,650,029	549,135	580,377	$2,779,541	100.0%

	2014
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$778,766	508,747	482,686	$1,770,199	72.3%
Europe[1]	305,089	-	-	305,089	12.5
Canada[1]	290,248	248	-	290,496	11.9
Mexico	16,216	-	-	16,216	0.7
Other[1]	64,193	684	-	64,877	2.7
Total	$1,454,512	509,679	482,686	$2,446,877	100.0%

[1]	Revenues are impacted by movements in foreign currency exchange rates